Available-for-sale financial assets	12 Months Ended
Dec. 31, 2017
Available-for-sale financial assets [abstract]
Available-for-sale financial assets
10	Available-for-sale financial assets

Available-for-sale financial assets include the following:

	As at 31 December
	2017	2016
Listed security (Fair value measurement)
China Yangtze Power Co., Ltd.	-	1,820,255
Others	9,223	458

Subtotal	9,223	1,820,713

Unlisted securities (Cost measurement)
10% of Shanxi Xishan Jinxing Energy Co., Ltd.	531,274	531,274
9.09% of Ganlong Double-track Railway Co., Ltd.	1,000,000	1,000,000
Others	64,496	54,045

Subtotal	1,595,770	1,585,319

Total	1,604,993	3,406,032

There were no impairment provisions provided on available-for-sale financial assets in 2017 and 2016.

In 2017, all of the 143.78 million shares of China Yangtze Power Co., Ltd. held by the Company were disposed with cash consideration of RMB2.191 billion received. After deducting initial investment costs and related taxes, investment income was recognized amounting to approximately RMB1,480 million, with other comprehensive income of RMB1,135 million reclassified to profit or loss.